Class A Ordinary Shares Subject to Possible Redemption	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
Note 6 — Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of March 31, 2022, there were 32,000,000 Class A ordinary shares outstanding that were subject to possible redemption.
As of March 31, 2022, Class A ordinary shares reflected on the accompanying condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds from initial public offering	$320,000,000
Less:
Class A ordinary shares issuance costs	(17,455,524)
Plus:
Accretion of carrying value to redemption value	17,455,524

Class A ordinary share subject to possible redemption	$320,000,000

Note 6—Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2021, there were 32,000,000 Class A ordinary shares outstanding that were subject to possible redemption. There were no Class A ordinary shares issued and outstanding at December 31, 2020. As of December 31, 2021, Class A ordinary shares reflected on the accompanying balance sheets are reconciled in the following table:

As of December 31, 2021
Gross proceeds	$320,000,000
Less:
Class A ordinary shares issuance costs	(17,455,524)
Plus:
Accretion of carrying value to redemption value	(17,455,524)

Class A ordinary shares subject to possible redemption	$320,000,000